Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0002002045
Document Type	F-1
Entity Registrant Name	GCL GLOBAL HOLDINGS LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	534119
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
City Area Code	(800)
Local Phone Number	221-0102